Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Fund
Prospectus:
Trading Symbol	TPYP